Deposit, Upfront Payments and Other Receivables - Summary of Deposit Upfront Payments and other Receivables (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Deposits [Abstract]
Deposits	$ 45,369	$ 44,971
Upfront payments	47,161	51,840
Other receivables	12,030	5,452
Total	$ 104,560	$ 102,263